Trade and other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables and accrued expenses
Schedule of trade and other payables and accrued expenses

	As of
	December 31,
In CHF thousands	2023	2022
Trade and other payables	1,679	929
Total trade and other payables	1,679	929

Accrued research and development costs	4,722	5,360
Accrued payroll expenses	4,649	2,898
Other accrued expenses	1,716	1,159
Total accrued expenses	11,087	9,417